Asset Retirement Obligations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Asset Retirement Obligation, Roll Forward Analysis [Roll Forward]
Balance at beginning of period	$ 35,371	$ 34,645
Liabilities assumed	14,542	0
Revision in estimate	230	0
Expenditures	(858)	(91)
Accretion expense	1,577	817
Balance at end of period	50,862	35,371
Less: current portion	6,499	6,822
Noncurrent asset retirement obligation	44,363	28,549
Restricted cash - long term	323,564	$ 5,037
Assets Retirement Obligation
Asset Retirement Obligation, Roll Forward Analysis [Roll Forward]
Restricted cash - long term	5,000
American Panther
Asset Retirement Obligation, Roll Forward Analysis [Roll Forward]
Liabilities assumed	$ 14,300